SCHEDULE OF OTHER INCOME (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Other Income and Expenses [Abstract]
Government grant	$ 27,687	$ 216,000		$ 702,000
Sundry income				51,518
Total	$ 27,687	$ 216,000		$ 753,518